FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis

The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2014 and 2013:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$736	$-	$-	$736

Available-for-sale:

Foreign banks and government debentures	-	82,662	-	82,662
Corporate debentures	-	61,305	-	61,305

Total financial assets	$736	$143,967	$-	$144,703

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$79	$-	$-	$79

Available-for-sale:

Foreign banks and government debentures	-	88,701	-	88,701
Corporate debentures	-	55,048	-	55,048

Total financial assets	$79	$143,749	$-	$143,828